BANK BORROWINGS	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE 7—BANK BORROWINGS

On June 28, 2019, the Company entered into a Senior Secured Credit Facilities Credit Agreement (Senior Facilities Agreement) with Silicon Valley Bank for a revolving credit facility of up to $50.0 million (Total Commitment), which amount may be increased by up to $25.0 million upon request and subject to conditions. On August 15, 2019, Silicon Valley Bank assigned $20.0 million of the Total Commitment to JPMorgan Chase Bank. Under the Senior Facilities Agreement, Bill.com, LLC is the borrower and Bill.com Holdings, Inc. is the guarantor. The Senior Facilities Agreement expires on June 28, 2022. Concurrent with the closing of the Senior Facilities Agreement on June 28, 2019, the Amended and Restated Loan and Security Agreement entered into in October 2017 with Silicon Valley Bank was terminated.

Borrowings under the Senior Facilities Agreement are subject to a borrowing base. In addition, borrowings under the Senior Facilities Agreement are subject to interest at a rate per annum determined as follows: (a) Eurodollar loans shall bear interest at a rate per annum equal to the Eurodollar rate, plus the applicable margin of 1.75% or 2.75% depending on the Company’s cash balance (Eurodollar rate is calculated based on the ratio of Eurodollar Base Rate, which is determined by reference to ICE Benchmark Administration London Interbank Offered Rate over the Eurocurrency Reserve Requirements, but not less than 0%), or (b) Alternate Base Rate (ABR) loans shall bear interest at a rate per annum equal to the ABR, minus the applicable margin of 0.25% or 1.25%, depending on the Company’s cash balance (ABR is equal to the highest of the (i) prime rate, (ii) Federal Funds effective rate plus 0.50%, and (iii) Eurodollar rate plus 1.25%).

The Senior Facilities Agreement requires the Company to comply with certain restricted covenants. As of June 30, 2019 and March 31, 2020, the Company was in compliance with the loan covenants. Borrowings under the Senior Facilities are secured by substantially all of the Company’s assets, and are fully and unconditionally guaranteed by Bill.com Holdings, Inc. Available funds under the Company’s Senior Facilities Agreement, after deducting the line of credit borrowings of $2.3 million and letter of credit utilization totaling $6.9 million, was $40.8 million as of March 31, 2020. The interest rate on the line of credit borrowings was 2.0% per annum as of as of March 31, 2020.

NOTE 6—BANK BORROWINGS

Senior Secured Credit Facilities

On June 28, 2019, the Company entered into a Senior Secured Credit Facilities Credit Agreement (Senior Facilities Agreement) with Silicon Valley Bank, an affiliate of an investor of the Company, for a revolving credit facility of up to $50.0 million, which amount may be increased by up to $25.0 million upon request and subject to conditions. Under the Senior Facilities Agreement, Bill.com, LLC is the borrower and Bill.com Holdings, Inc. is the guarantor. The Senior Facilities Agreement expires on June 28, 2022. Concurrent with the closing of the Senior Facilities Agreement on June 28, 2019, the Amended and Restated Loan and Security Agreement entered into in October 2017 with the same bank was terminated.

Borrowings under the Senior Facilities Agreement are subject to a borrowing base. In addition, borrowings under the Senior Facilities Agreement are subject to interest at a rate per annum determined as follows: (a) Eurodollar loans shall bear interest at a rate per annum equal to the Eurodollar rate, plus the applicable margin of 1.75% or 2.75% depending on the Company’s cash balance (Eurodollar rate is calculated based on the ratio of Eurodollar Base Rate, which is determined by reference to ICE Benchmark Administration London Interbank Offered Rate over the Eurocurrency Reserve Requirements, but not less than 0%), or (b) Alternate Base Rate (ABR) loans shall bear interest at a rate per annum equal to the ABR, minus the applicable margin of -0.25% or -1.25%, depending on the Company’s cash balance (ABR is equal to the highest of the (i) prime rate, (ii) Federal Funds effective rate plus 0.50%, and (iii) Eurodollar rate plus 1.25%).

The Senior Facilities Agreement requires the Company to comply with certain restricted covenants. As of June 30, 2019, the Company was in compliance with the loan covenants. Borrowings under the Senior Facilities are secured by substantially all of the Company’s assets, and are fully and unconditionally guaranteed by Bill.com Holdings, Inc.

The Company had no outstanding borrowings under the Senior Facilities Agreement as of June 30, 2019.

Amended and Restated Loan and Security Agreement

In October 2017, the Company entered into an Amended and Restated Loan and Security Agreement (Loan Agreement) with Silicon Valley Bank, an affiliate of an investor of the Company, that provided for a term loan of up to $10.0 million and a revolving line of credit of up to $15.0 million.

The term loan under the Loan Agreement allowed the Company to take term advances in two tranches of $7.5 million and $2.5 million, respectively. The Company borrowed $7.5 million under the first tranche in October 2017, which was used to repay in full all outstanding obligations under the old loan and security agreement with the same bank. The Company had no borrowings from the second tranche. The term loan bore interest at a floating rate per annum equal to 0.25% below the prime rate. The term loan, which had a 4-year term, was terminated upon the closing of the Senior Facilities Agreement with the same bank on June 28, 2019. All outstanding principal balances and accrued interest, including $0.2 million of a final balloon interest payment, were paid in full as of June 30, 2019. As of June 30, 2018, the outstanding principal balance of the term loan was $7.5 million and the interest rate was 4.75%.

The revolving line of credit under the Loan Agreement provided for borrowings of up to a total of $15.0 million. Borrowings under the revolving line of credit bore interest at a floating rate per annum equal to the prime rate. The revolving line of credit, which had a three-year term, was terminated upon the closing of the Senior Facilities Agreement with the same bank on June 28, 2019. All outstanding principal balances and accrued interest under the revolving line of credit were paid in full as of June 30, 2019. As of June 30, 2018, the outstanding borrowing from the revolving line of credit was $2.0 million and the interest rate was 5.00%.